CONVERTIBLE DEBENTURES - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	May 12, 2017 shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 USD ($)	Nov. 07, 2012 CAD ($)	Jul. 19, 2012 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Repayments of debentures						$ 44,034,000		$ 466,000
Conversion of securities recorded as a component of shareholder's equity						48,580,000
Liability portion of convertible debentures (note 22)			$ 0		$ 0	$ 0		84,961,000				$ 78,807,000
Number of shares issued (in shares) | shares			7,351,060		7,351,060	7,351,060				1,500,000
Convertible Unsecured Subordinated Debentures, Due June 30, 2017
Disclosure of detailed information about financial instruments [line items]
Repayments of debentures	$ 43,779,000	$ 56,837
Debt face amount														$ 57,500
Borrowings, interest rate														6.00%
Interest expense on borrowings						$ 1,313,000	$ 1,705	2,584,000	$ 3,414
Conversion of securities recorded as a component of shareholder's equity					$ 6,564,000
Convertible Unsecured Subordinated Debentures, Due December 31, 2017
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate													7.50%
Conversion of securities recorded as a component of shareholder's equity			$ 9,110,000
Liability portion of convertible debentures (note 22)			0		$ 0	$ 0
Debt converted			$ 48,559,000	$ 61,724
Debt conversion price (in USD per share) | $ / shares			$ 13.70		$ 13.70	$ 13.70
Debt converted (in shares) | shares			72.9927		72.9927	72.9927
Number of shares issued (in shares) | shares			4,505,393		4,505,393	4,505,393
Interest expense			$ 255,000	$ 324		$ 3,503,000	$ 4,467	3,523,000	$ 4,656
Notional amount													$ 69,000
Net proceeds from debentures			$ 65,800,000
Convertible Unsecured Debentures
Disclosure of detailed information about financial instruments [line items]
Repayments of debentures						44,034,000		466,000
Interest expense on borrowings						$ 4,816,000		6,017,000
Liability portion of convertible debentures (note 22)								88,546,000			$ 118,885
Debentures at fair value								$ 91,432,000			$ 122,761